UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1:	Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund
Schedule of Investments
February 28, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.5%)

Beverly MA GO	5.250%	11/1/2012 (1)	1,925	2,102
Beverly MA GO	5.250%	11/1/2013 (1)	1,855	2,039
Boston MA Convention Center Rev	5.000%	5/1/2018 (2)	4,975	5,275
Boston MA GO	5.750%	2/1/2010 (Prere.)	1,955	2,116
Boston MA GO	5.000%	2/1/2018 (1)	3,765	3,998
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.000%	8/1/2017 (1)	2,000	2,125
Boston MA Water & Sewer Comm. Rev	5.750%	11/1/2013	540	592
Chelsea MA GO	5.500%	6/15/2009 (2)	90	96
Foxborough MA Stadium Infrastructure Improvement Rev	5.750%	6/1/2025	2,500	2,727
Framingham MA Housing Auth. Mortgage Rev	6.200%	2/20/2021	900	1,008
Framingham MA Housing Auth. Mortgage Rev	6.350%	2/20/2032	2,000	2,208
Holyoke MA Gas & Electric Dept. Rev	5.000%	12/1/2021 (1)	2,395	2,545
Littleton MA GO	5.000%	1/15/2022 (3)	1,280	1,369
Lynn MA GO	5.250%	6/1/2013 (2)	1,530	1,622
Malden MA GO	5.100%	8/1/2007 (1)(Prere.)	2,765	2,852
Malden MA GO	5.200%	8/1/2007 (1)(Prere.)	2,700	2,789
Marlborough MA GO	6.750%	6/15/2008 (3)	1,400	1,500
Mashpee MA GO	5.125%	2/1/2008 (1)(Prere.)	1,025	1,067
Mashpee MA GO	5.350%	2/1/2008 (1)(Prere.)	1,525	1,594
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/2009	2,000	2,192
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2010 (Prere.)	3,950	4,226
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2022	5,285	6,167
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/2023	10,000	11,082
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2023	5,325	6,065
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024	2,500	2,937
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2026 (1)	3,000	3,539
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2029 (1)	3,000	3,571
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2030	1,050	1,110
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2033	6,885	8,004
Massachusetts College Building Auth. Rev	0.000%	5/1/2017 (10)	3,340	2,082
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	6.000%	5/15/2029 (2)	1,400	1,724
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/2039	1,575	1,729
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	3.200%	3/7/2006 (10)	300	300
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.750%	7/1/2033	1,000	1,064
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/2028	1,500	1,578
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/2033	2,000	2,091
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.250%	2/1/2022	2,750	2,971
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.250%	7/1/2031	4,000	4,217
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.000%	6/20/2044	1,500	1,686
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010 (Prere.)	1,195	1,313
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010 (Prere.)	3,000	3,295
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	3.100%	3/7/2006	2,548	2,548
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.850%	7/1/2009 (Prere.)	2,000	2,160
Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/2012 (Prere.)	600	668
Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/2012 (Prere.)	1,000	1,148
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.550%	7/1/2019	1,000	1,041
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.650%	7/1/2029	1,500	1,553
Massachusetts Educ. Finance Auth. Educ. Loan Rev	5.000%	1/1/2013 (2)	1,445	1,464
Massachusetts Educ. Finance Auth. Educ. Loan Rev	5.300%	1/1/2016 (2)	2,175	2,215
Massachusetts Educ. Finance Auth. Educ. Loan Rev	6.050%	12/1/2017 (1)	1,690	1,731
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.550%	7/1/2009 (2)	915	916
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.650%	7/1/2010 (2)	685	686
Massachusetts GAN	5.125%	12/15/2010	1,480	1,552
Massachusetts GAN	5.750%	12/15/2010	3,000	3,286
Massachusetts GAN	5.125%	12/15/2012	1,750	1,835
Massachusetts GO	5.500%	10/1/2018	4,955	5,679
Massachusetts GO	5.500%	12/1/2022 (4)	2,000	2,342
Massachusetts GO	5.500%	12/1/2023 (2)	1,030	1,209
Massachusetts GO	5.625%	6/1/2010 (Prere.)	1,450	1,571
Massachusetts GO	5.750%	6/1/2010 (Prere.)	8,545	9,300
Massachusetts GO	5.250%	8/1/2022	5,000	5,676
Massachusetts GO	5.250%	9/1/2008	1,850	1,927
Massachusetts GO VRDO	3.000%	3/1/2006	5,745	5,745
Massachusetts GO VRDO	3.190%	3/7/2006	5,800	5,800
Massachusetts GO VRDO	3.200%	3/7/2006	5,600	5,600
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.750%	7/1/2033	5,000	5,302
1 Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/2017 (1)	1,250	1,302
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/2019 (1)	50	52
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.750%	7/1/2016	2,000	2,243
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/2020	1,000	1,244
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/2010 (Prere.)	5,825	6,462
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	7/15/2036	2,500	2,650
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/2037	9,350	9,942
2 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	3.220%	3/7/2006	5,000	5,000
2 Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	3.220%	3/7/2006 (Prere.)	4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	3.050%	3/7/2006	300	300
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	500	541
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2010	520	533
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2016	1,235	1,264
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2021	6,765	7,752
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2024	3,060	3,519
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2030	5,000	5,804
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/2032	3,000	3,623
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2013 (3)	3,835	4,164
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2014 (3)	3,000	3,246
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2011	2,080	2,195
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2012	2,850	2,998
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2014	1,000	1,048
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015 (1)	390	401
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015	3,000	3,138
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/2024 (1)	1,640	1,690
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.180%	3/7/2006	5,000	5,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2020 (3)	1,090	1,165
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2022 (3)	1,175	1,249
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.)	5.250%	2/15/2030	2,000	2,101
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/2014 (2)	1,000	1,049
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/2021	5,000	5,472
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/2032	1,000	1,088
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/2010 (3)(Prere.)	4,000	4,430
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/2027 (3)	1,850	1,949
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/2034 (3)	2,500	2,624
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/2023 (3)	1,000	1,064
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.250%	10/1/2031 (1)	4,000	4,284
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College)	5.000%	7/1/2023	2,400	2,548
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2028	1,000	1,049
Massachusetts Housing Finance Agency Housing Rev	5.700%	7/1/2020 (2)	1,455	1,518
Massachusetts Housing Finance Agency Housing Rev	5.800%	7/1/2030 (2)	1,455	1,513
Massachusetts Housing Finance Agency Housing Rev. (Rental Housing)	5.550%	7/1/2032 (4)	1,500	1,555
Massachusetts Housing Finance Agency Housing Rev. VRDO	3.160%	3/7/2006	2,970	2,970
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.050%	6/1/2010 (1)	235	236
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.150%	12/1/2011 (1)	375	378
Massachusetts Ind. Finance Agency Rev. (Babson College)	5.375%	10/1/2017	1,000	1,037
Massachusetts Ind. Finance Agency Rev. (College of the Holy Cross)	5.500%	3/1/2016 (1)	1,000	1,020
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/2010 (2)(ETM)	815	846
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2012 (1)	2,975	3,228
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2013 (1)	3,255	3,537
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2016 (1)	4,500	4,882
Massachusetts Port Auth. Rev	5.250%	7/1/2008 (4)	2,000	2,069
Massachusetts Port Auth. Rev	5.250%	7/1/2008	1,325	1,365
Massachusetts Port Auth. Rev	5.500%	7/1/2009 (4)	2,000	2,111
Massachusetts Port Auth. Rev	5.100%	7/1/2010	1,175	1,203
Massachusetts Port Auth. Rev	5.750%	7/1/2010	1,000	1,081
Massachusetts Port Auth. Rev	5.250%	7/1/2013 (1)	2,260	2,345
Massachusetts Port Auth. Rev	5.375%	7/1/2018	2,000	2,093
Massachusetts Port Auth. Rev	5.750%	7/1/2019	1,000	1,064
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/2025 (4)	15,125	16,110
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/2027 (3)	15,000	17,736
Massachusetts Special Obligation Rev	5.500%	6/1/2010 (2)	3,150	3,198
Massachusetts Special Obligation Rev	5.000%	6/1/2017	2,040	2,118
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2020 (1)	3,000	1,642
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2025 (1)	5,000	2,165
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2028 (1)	6,530	2,435
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2009 (Prere.)	1,435	1,537
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2009 (Prere.)	615	664
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2017	5,000	5,534
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2022	3,500	4,000
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2027	2,565	2,714
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/2029	1,000	1,064
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2029	2,490	2,676
Massachusetts Water Resources Auth. Rev	5.500%	11/1/2006 (3)(Prere.)	120	123
Massachusetts Water Resources Auth. Rev	6.000%	12/1/2011 (3)	4,120	4,560
Massachusetts Water Resources Auth. Rev. VRDO	2.970%	3/1/2006 LOC	1,500	1,500
Massachusetts Water Resources Auth. Rev. VRDO	3.190%	3/7/2006 (3)	4,800	4,800
Narragansett MA Regional School Dist. GO	6.500%	6/1/2013 (2)	1,210	1,356
Pittsfield MA GO	5.000%	4/15/2018 (1)	1,000	1,069
Quabog MA Regional School Dist. GO	5.500%	6/1/2018 (4)	1,355	1,466
Quabog MA Regional School Dist. GO	5.500%	6/1/2019 (4)	1,355	1,465
Rail Connections Inc. Massachusetts Rev	5.250%	7/1/2008 (ETM)	705	734
Rail Connections Inc. Massachusetts Rev	5.300%	7/1/2009 (ETM)	340	360
Rail Connections Inc. Massachusetts Rev	5.400%	7/1/2009 (Prere.)	520	562
Rail Connections Inc. Massachusetts Rev	5.500%	7/1/2009 (Prere.)	1,175	1,273
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/2009 (Prere.)	570	626
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/2009 (Prere.)	1,030	1,132
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev	5.375%	6/15/2010 (1)(Prere.)	2,500	2,686
Shrewsbury MA GO	5.000%	8/15/2013	1,030	1,107
Shrewsbury MA GO	5.000%	8/15/2017	1,900	2,031
Shrewsbury MA GO	5.000%	8/15/2018	3,185	3,404
Shrewsbury MA GO	5.000%	8/15/2019	1,000	1,069
Tantasqua MA Regional School Dist. GO	5.125%	8/15/2010 (4)(Prere.)	2,575	2,767
Univ. of Massachusetts Building Auth. Refunding Rev	6.875%	5/1/2014	1,000	1,193
Univ. of Massachusetts Building Auth. Rev	5.125%	11/1/2010 (Prere.)	1,135	1,213
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/2010 (2)(Prere.)	2,600	2,819
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/2010 (2)(Prere.)	2,400	2,602
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/2021 (2)	5,680	6,113
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/2022 (2)	2,695	2,891
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/2023 (2)	1,760	1,884
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/2024 (2)	1,980	2,115
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/2025 (2)	1,990	2,122
Westborough MA GO	5.000%	11/15/2008	3,460	3,593
Westfield MA GO	5.000%	5/1/2010 (3)(Prere.)	1,715	1,829
Worcester MA GO	5.500%	10/1/2009 (3)	1,000	1,067
Worcester MA GO	5.750%	4/1/2010 (4)(Prere.)	1,000	1,094
Worcester MA GO	5.625%	8/15/2010 (3)(Prere.)	1,640	1,796
Worcester MA GO	5.500%	8/15/2014 (3)	1,445	1,579
Worcester MA GO	5.500%	8/15/2015 (3)	1,190	1,299
Worcester MA GO	5.250%	8/15/2021 (3)	1,500	1,610
Outside Massachusetts:
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/2017 (1)	5,000	5,732
Puerto Rico GO	5.500%	7/1/2019 (2)	2,500	2,893
Puerto Rico GO	5.500%	7/1/2022 (3)	3,500	4,088
Puerto Rico GO	5.000%	7/1/2033	1,600	1,642
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2012 (3)	5,080	5,626
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.150%	3/7/2006 (2)	2,500	2,500
Puerto Rico Housing Finance Corp. Home Mortgage Rev	5.300%	12/1/2028	2,165	2,226
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2025 (3)	6,495	7,653
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2035 (2)	12,805	3,338
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2012 (Prere.)	1,100	1,193
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2036	400	420
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	2,015	2,213
Puerto Rico Public Finance Corp.	5.125%	6/1/2024 (2)	2,155	2,419
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)	4,000	5,012
Puerto Rico Public Finance Corp.	5.500%	8/1/2029	665	708
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2009	1,450	1,511
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2020	1,000	1,076

Total Municipal Bonds
(Cost $499,945)				516,507

Other Assets and Liabilities—Net (1.5%)				8,113

Net Assets (100%)				524,620

1	Securities with a value of $1,302,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $9,000,000 representing 1.7% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occuring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $502,293,000. Net unrealized appreciation of investment securities for tax purposes was $14,214,000, consisting of unrealized gains of $15,576,000 on securities that had risen in value since their purchase and $1,362,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February, 28, 2006, the aggregate settlement value of open futures contracts expiring in June 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S.Treasury Bond	(27)	$3,054	($6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.